Acquisitions and Other - Acquisitions and Other (Details) $ in Millions, $ in Millions	Feb. 01, 2021 CAD ($)	Nov. 18, 2020 CAD ($)	Oct. 03, 2021 CAD ($)	Oct. 03, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Increase in invested assets	$ 480
DentaQuest Group, Inc
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 3,100	$ 2,475
FWD
Disclosure of detailed information about business combination [line items]
Net proceeds from business acquisition	17
Increase in contract liabilities	$ 480
ACB
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 471
Bancassurance partnership, term		15 years